Loan from Related Parties (Details) - Schedule of Outstanding Loans - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Amount Outstanding, net	$ 2,716	$ 6,549
Maple X Inc.[Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 234
Interest		10.00%
Amount Outstanding, net		$ 234
Due Date		Mar. 26, 2024
Balance sheet classification		Long term liabilities
Lender		Debt Fund 3 Investors LLC
Pecan Ranch West LLC [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 1,500
Interest		10.00%
Amount Outstanding, net		$ 1,099
Due Date		Mar. 29, 2024
Balance sheet classification		Long term liabilities
Lender		Debt Fund 3 Investors LLC
Maple Farms GP LLC [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 95
Interest		10.00%
Amount Outstanding, net		$ 95
Due Date		May 16, 2024
Balance sheet classification		Long term liabilities
Lender		Debt Fund 3 Investors LLC
Maple Grove GP LLC [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 456
Interest		10.00%
Amount Outstanding, net		$ 438
Due Date		Mar. 26, 2024
Balance sheet classification		Long term liabilities
Lender		Maple Fund 1 LLC
Pecan Ranch Development LLC One [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 237
Interest		10.00%
Amount Outstanding, net	237
Due Date		Dec. 10, 2023
Balance sheet classification		Short term liabilities
Lender		Debt Fund 3 Investors LLC
Pecan Ranch Square LLC [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 1,136
Interest		10.00%
Amount Outstanding, net	1,136	$ 1,030
Due Date		Dec. 10, 2023
Balance sheet classification		Short term liabilities
Lender		Debt Fund 3 Investors LLC
Pecan Ranch Square LLC Two [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 116
Interest		10.00%
Amount Outstanding, net		$ 116
Due Date		Oct. 01, 2024
Balance sheet classification		Long term liabilities
Lender		Debt Fund 3 Investors LLC
Pecan Ranch North L.LC One [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 32
Interest		10.00%
Amount Outstanding, net	32	$ 32
Due Date		Dec. 10, 2023
Balance sheet classification		Long term liabilities
Lender		Debt Fund 3 Investors LLC
Pecan Ranch North LLC Two [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 485
Interest		10.00%
Amount Outstanding, net		$ 75
Due Date		May 15, 2024
Balance sheet classification		Long term liabilities
Lender		Debt Fund 3 Investors LLC
Pecan Ranch North LLC Three [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 39
Interest		10.00%
Amount Outstanding, net		$ 39
Due Date		Mar. 26, 2024
Balance sheet classification		Long term liabilities
Lender		Maple Fund 1 LLC
Pecan Ranch North LLC Four [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 100
Amount Outstanding, net		$ 100
Balance sheet classification		Short term liabilities
Lender		Maple Development Group
Maple Grove Square LLC [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 767
Interest		10.00%
Amount Outstanding, net	729	$ 624
Due Date		Dec. 08, 2023
Balance sheet classification		Short term liabilities
Lender		Debt Fund 3 Investors LLC
Maple Grove Square LLC One [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 82
Interest		10.00%
Amount Outstanding, net		$ 82
Due Date		Oct. 01, 2024
Balance sheet classification		Long term liabilities
Lender		Debt Fund 3 Investors LLC
Maple grove development LLC [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 582
Interest		10.00%
Amount Outstanding, net	582
Due Date		Dec. 08, 2023
Balance sheet classification		Short term liabilities
Lender		Debt Fund 3 Investors LLC
Maple Reserve Square LLC [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 262
Interest		10.00%
Amount Outstanding, net		$ 254
Due Date		Sep. 30, 2024
Balance sheet classification		Long term liabilities
Lender		Debt Fund 3 Investors LLC
Maple Reserve Square LLC One [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 26
Interest		10.00%
Amount Outstanding, net		$ 26
Due Date		Dec. 12, 2024
Balance sheet classification		Long term liabilities
Lender		Debt Fund 3 Investors LLC
Maple X, Inc One [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 452
Amount Outstanding, net		$ 452
Balance sheet classification		Long term liabilities
Lender		Maple Development Group
Pecan Ranch GP LLC [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 249
Interest		10.00%
Amount Outstanding, net		$ 249
Due Date		Mar. 26, 2024
Balance sheet classification		Long term liabilities
Lender		Maple Fund 1 LLC
Pecan Ranch West LLC One [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 584
Interest		10.00%
Amount Outstanding, net		$ 584
Due Date		May 15, 2024
Balance sheet classification		Long term liabilities
Lender		Debt Fund 3 Investors LLC
Pecan Ranch West LLC Two [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 128
Interest		10.00%
Amount Outstanding, net		$ 128
Due Date		May 15, 2024
Balance sheet classification		Long term liabilities
Lender		Debt Fund 3 Investors LLC
Pecan Ranch West LLC Three [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 154
Interest		10.00%
Amount Outstanding, net		$ 154
Due Date		Dec. 22, 2024
Balance sheet classification		Long term liabilities
Lender		Debt Fund 3 Investors LLC
Maple Farms GP LLC One [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 126
Interest		10.00%
Amount Outstanding, net		$ 126
Due Date		Sep. 30, 2024
Balance sheet classification		Long term liabilities
Lender		Debt Fund 3 Investors LLC
Maple Farms GP LLC Two [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 263
Interest		10.00%
Amount Outstanding, net		$ 263
Due Date		Jan. 10, 2024
Balance sheet classification		Long term liabilities
Lender		Debt Fund 3 Investors LLC
Maple Farms GP LLC Three [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 25
Interest		10.00%
Amount Outstanding, net		$ 25
Due Date		Jan. 10, 2024
Balance sheet classification		Long term liabilities
Lender		Debt Fund 3 Investors LLC
Maple Woods GP LLC [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 224
Interest		10.00%
Amount Outstanding, net		$ 224
Due Date		Sep. 30, 2024
Balance sheet classification		Long term liabilities
Lender		Maple Fund 1 LLC
Maple Reserve Square LLC Two [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 100
Interest		10.00%
Amount Outstanding, net		$ 100
Due Date		Dec. 12, 2024
Balance sheet classification		Long term liabilities
Lender		Itiel Kaplan
Subsidiaries [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Amount Outstanding, net	2,999
Subsidiaries [Member] | Maple X Inc.[Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 222
Interest		10.00%
Amount Outstanding, net	222
Due Date		Dec. 10, 2023
Balance sheet classification		Long term liabilities
Lender		CityR Group Holdings LLC
Subsidiaries [Member] | Pecan Ranch West LLC [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 1,980
Interest		10.00%
Amount Outstanding, net	1,980
Due Date		Nov. 15, 2023
Balance sheet classification		Long term liabilities
Lender		CityR Group Holdings LLC
Subsidiaries [Member] | Pecan Ranch Development LLC [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 236
Interest		10.00%
Amount Outstanding, net	236
Due Date		Dec. 10, 2023
Balance sheet classification		Short term liabilities
Lender		CityR Group Holdings LLC
Subsidiaries [Member] | Pecan ranch north LLC [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 37
Interest		10.00%
Amount Outstanding, net	37
Due Date		Dec. 10, 2023
Balance sheet classification		Long term liabilities
Lender		CityR Group Holdings LLC
Subsidiaries [Member] | Maple Farms GP LLC [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 91
Interest		10.00%
Amount Outstanding, net	91
Due Date		Dec. 17, 2023
Balance sheet classification		Long term liabilities
Lender		CityR Group Holdings LLC
Subsidiaries [Member] | Maple Grove GP LLC [Member]
Loan from Related Parties (Details) - Schedule of Outstanding Loans [Line Items]
Loan Initial Principal		$ 433
Interest		10.00%
Amount Outstanding, net	$ 433
Due Date		Dec. 08, 2023
Balance sheet classification		Short term liabilities
Lender		CityR Group Holdings LLC